UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Wharton Business Group, LLC
      740 Springdale Drive, Suite 208
      Exton, PA 19341



Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   B.J. Webster
Title:  Chief Compliance Officer
Phone:  610-594-7205

Signature, Place, and Date of Signing:


   B.J. Webster 	    Exton, PA                   5/9/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              110
                                                  -----------------------

Form 13F Information Table Value Total:             667727 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8

                                  TITLE OF                   VALUE     SHRS OR SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS       CUSIP       (X$1000)    PRN AMT PRN CALL  DISCRETION    MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                 COM        002824100       7336  149555SH                 SOLE                         149555
ABERDEEN ASIA PACIFIC INC FD        COM        003009107      13492 1946670SH                 SOLE                        1946670
AGCO CORP                           COM        001084102        551   10031SH                 SOLE                          10031
AGRIUM INC                          COM        008916108      10535  114186SH                 SOLE                         114186
AKAMAI TECH                         COM        00971T101        958   25215SH                 SOLE                          25215
AMGEN INC                           COM        031162100        235    4400SH                 SOLE                           4400
APACHE CORP                         COM        037411105      19908  152063SH                 SOLE                         152063
APPLE COMPUTER                      COM        037833100       1440    4131SH                 SOLE                           4131
ARCH COAL INC                       COM        039380100        647   17939SH                 SOLE                          17939
BANK OF AMERICA CORP                COM        060505104       4659  349530SH                 SOLE                         349530
BHP BILLITON LTD SPONS ADR          SPON ADR   088606108       7566   78914SH                 SOLE                          78914
BIOTECH HLDRS TR DPTY RCPTS         DPTY RPTS  09067D201       1169   11000SH                 SOLE                          11000
BLACKROCK INC                       COM        09247X101       1712    8517SH                 SOLE                           8517
BUCYRUS INTL INC                    COM        118759109        320    3501SH                 SOLE                           3501
BUNGE LIMITED F                     COM        G16962105       6949   96074SH                 SOLE                          96074
CAMECO CORP F                       COM        13321L108        560   18644SH                 SOLE                          18644
CANADIAN NATURAL RES LTD            COM        136385101      13169  266427SH                 SOLE                         266427
CATERPILLAR INC                     COM        149123101       3127   28079SH                 SOLE                          28079
CHESAPEAKE ENERGY CORP              COM        165167107       2844   84844SH                 SOLE                          84844
CHEVRONTEXACO CORP                  COM        166764100      15726  146305SH                 SOLE                         146305
CISCO SYS INC                       COM        17275R102       1208   70446SH                 SOLE                          70446
CITIGROUP INC                       COM        172967101       6005 1358593SH                 SOLE                        1358593
CLIFFS NATURAL RESOURCES            COM        18683K101      19040  193732SH                 SOLE                         193732
CONOCOPHILLIPS                      COM        20825C104      15624  195637SH                 SOLE                         195637
CORNING INC COM                     COM        219350105      10090  489110SH                 SOLE                         489110
CUMMINS INC                         COM        231021106       6072   55392SH                 SOLE                          55392
CURRENCYSHARES AUSTRALN DLR         ASTRLN DOL 23129U101      22204  213895SH                 SOLE                         213895
CURRENCYSHARESCDN DLR TR CDN        CDN DOL    23129X105      16726  163039SH                 SOLE                         163039
DEERE & COMPANY                     COM        244199105       7377   76141SH                 SOLE                          76141
DEUTSCHE BK AG LONDON BRH DB AGR    AG DL ETN  25154H558        161   10735SH                 SOLE                          10735
DEVON ENERGY CORP                   CL A       25179M103      11858  129211SH                 SOLE                         129211
DIANA SHIPPING INC                  COM        Y2066G104        413   34870SH                 SOLE                          34870
DU PONT E I DE NEMOURS & CO         COM        263534109        698   12697SH                 SOLE                          12697
EXCEL MARITIME CARRIERS LTD SHS     COM        V3267N107        344   80225SH                 SOLE                          80225
EXELON CORP                         COM        30161N101        494   11975SH                 SOLE                          11975
EXXON MOBIL CORP                    COM        30231G102        902   10720SH                 SOLE                          10720
FLUOR CORP (NEW) COM                COM        343412102        205    2779SH                 SOLE                           2779
FOREST LABORATORIES INC             COM        345838106        829   25652SH                 SOLE                          25652
FREEPORT MCMORAN COPPER             COM        35671D857      23779  428065SH                 SOLE                         428065
GENERAL ELECTRIC CO                 COM        369604103        236   11766SH                 SOLE                          11766
GENUINE PARTS CO                    COM        372460105        655   12105SH                 SOLE                          12105
GOLDMAN SACHS GROUP INC             COM        38141G104      18545  116931SH                 SOLE                         116931
GOOGLE INC                          COM        38259P508        768    1309SH                 SOLE                           1309
HEALTH CARE REIT INC                COM        42217K106       3416   65140SH                 SOLE                          65140
HEINZ H J CO                        COM        423074103        551   11296SH                 SOLE                          11296
HEWLETT PACKARD CO                  COM        428236103       1553   37915SH                 SOLE                          37915
HOME PROPERTIES INC                 COM        437306103       3411   57870SH                 SOLE                          57870
HONEYWELL INTL INC                  COM        438516106        684   11453SH                 SOLE                          11453
INTEL                               COM        458140100      12425  615694SH                 SOLE                         615694
INTL BUSINESS MACHINES COM          COM        459200101      22902  140443SH                 SOLE                         140443
ISHARES INC MSCI HONG KONG IDX FD   MSCI HK    464286871      17789  939700SH                 SOLE                         939700
ISHARES MSCI BRIC INDEX FUND        MSCI BRIC  464286657       1688   33555SH                 SOLE                          33555
ISHARES MSCI CANADA INDEX           MSCI COA   464286509        612   18210SH                 SOLE                          18210
ISHARES MSCI EAFE GROWTH INDEX      GRW IDX    464288885       4200   67475SH                 SOLE                          67475
ISHARES MSCI TAIWAN                 MSCI TWN   464286731      26814 1804169SH                 SOLE                        1804169
ISHARES TR DOW JONES US MED DEV IDX DJ MED D   464288810       1109   17255SH                 SOLE                          17255
ISHARES TR LRGE GRW IDX ETF         LG GRW IDX 464287119        502    7365SH                 SOLE                           7365
ISHARES TR NASDAQ BIOTECH IDX       BIO IDX    464287556        398    3976SH                 SOLE                           3976
JOHNSON & JOHNSON                   COM        478160104       1179   19892SH                 SOLE                          19892
JOY GLOBAL INC                      COM        481165108      11315  114517SH                 SOLE                         114517
JP MORGAN CHASE & CO                COM        46625H100       8710  188936SH                 SOLE                         188936
KIMBERLY CLARK CORP                 COM        494368103        500    7668SH                 SOLE                           7668
KINDER MORGAN ENERGY PTNRS LP       UTLTD PTNR 494550106       3212   43350SH                 SOLE                          43350
MARATHON OIL CORP                   COM        565849106       1234   23155SH                 SOLE                          23155
MARKET VECTORS ETF TR COAL ETF      COAL ETF   57060U837       2246   44280SH                 SOLE                          44280
MARKET VECTORS ET TR INDONESIA ETF  INDNSA ETF 57060U753      25970  867396SH                 SOLE                         867396
MARKET VECTORS ETF TRUST AGRIBUS    AGRBUS ETF 57060U605      12230  218240SH                 SOLE                         218240
MEADWESTVACO CORP                   COM        583334107        409   13480SH                 SOLE                          13480
MERCK & CO INC                      COM        58933Y105       1220   36948SH                 SOLE                          36948
MICROSOFT                           COM        594918104      10386  409058SH                 SOLE                         409058
MID PENN BANCORP INCCOM             COM        59540G107        167   18674SH                 SOLE                          18674
MORGAN STANLEY                      COM        617446448       8332  304967SH                 SOLE                         304967
MOSAIC CO                           COM        61945A107      15007  190568SH                 SOLE                         190568
MYLAN LABS INC                      COM        628530107       5546  244735SH                 SOLE                         244735
NATIONAL OILWELL VARCO              COM        637071101       8209  103559SH                 SOLE                         103559
NEXEN INC                           COM        65334H102        222    8890SH                 SOLE                           8890
NUCOR CORP                          COM        670346105        581   12624SH                 SOLE                          12624
NYSE EURONEXT N V                   COM        619491101       5841  166080SH                 SOLE                         166080
OIL SVC HOLDRS TR OIL SVC HOLDERS   DPTY RPT   678002106       3649   22200SH                 SOLE                          22200
ORACLE CORPORATION                  COM        68389X105      20249  605683SH                 SOLE                         605683
PEABODY ENERGY CORP                 COM        704549104      18104  251589SH                 SOLE                         251589
PETROLEO BRASILEIRO SA PETROBRAS    SPON ADR   71654V408       5284  130688SH                 SOLE                         130688
PHILIP MORRIS INTL INC              COM        718172109       6614  100778SH                 SOLE                         100778
PITNEY BOWES INC                    COM        724479100        528   20564SH                 SOLE                          20564
PNC FINL SVCS GROUP                 COM        693475105        875   13894SH                 SOLE                          13894
POTASH CORP SASK INC                COM        73755L107       2508   42558SH                 SOLE                          42558
POWERSH CLEANTECH PRTFOLIO          CLEANTEC   73935X278        225    7632SH                 SOLE                           7632
POWERSH ETF TR II S&P SMCAP ENERGY  S&P SMCP   73937B704      10379  247478SH                 SOLE                         247478
POWERSH XTR FD TR DYN NETWK PORT    DYN NETWK  73935X815      11929  424900SH                 SOLE                         424900
POWERSH XTR FD TR DYNLRGECAP VAL PT DYNM LRG C 73935X708      10308  524555SH                 SOLE                         524555
RIO TINTO PLC                       SPON ADR   767204100       2203   30979SH                 SOLE                          30979
SECTOR SPDR TECH SEL SH BENFCL INT  SBI INT TC 81369Y803       8092  310470SH                 SOLE                         310470
SEMICONDUCTOR HOLDRSTR DEP RCPT     SPON ADR   81663N206       1736   50200SH                 SOLE                          50200
SHAW GROUP INC                      COM        820280105        450   12705SH                 SOLE                          12705
SPDR SERIES TRUST KBW BK ETF        SPDR KBW   78464A797       3594  139202SH                 SOLE                         139202
STATOIL ASA SPONSORED ADR CMN       SPON ADR   85771P102        926   33508SH                 SOLE                          33508
STILLWATER MINING CORP              COM        86074Q102      10226  445951SH                 SOLE                         445951
STRYKER CORP                        COM        863667101       1437   23640SH                 SOLE                          23640
SUNCOR ENERGY INC NEW F             COM        867224107       1533   34187SH                 SOLE                          34187
SUSQUEHANNA BANCSHARES INC PA       COM        869099101        925   98891SH                 SOLE                          98891
SYSCO CORP                          COM        871829107        207    7458SH                 SOLE                           7458
TERRA NITROGEN CO DEP RCPT EVIDENC  COM        881005201       1072    9172SH                 SOLE                           9172
TEVA PHARMACEUTICAL INDS LTD ADR    ADR        881624209       1381   27534SH                 SOLE                          27534
THOMPSON CREEK METALS CO            COM        884768102       3666  292307SH                 SOLE                         292307
TRANSOCEAN INC NEW F                REG SHS    H8817H100       5870   75304SH                 SOLE                          75304
WATSON PHARMACEUTICALS INC          COM        942683103       5180   92482SH                 SOLE                          92482
WISDOMTREE TR INDIA EARNINGS FD     INDIA ERNG 97717W422      28484 1148554SH                 SOLE                        1148554
WISDOMTREE TR INTL ENERGY SEC       INTL ENGY  97717W711        688   22990SH                 SOLE                          22990
WISDOMTREE TR NEW ZEALAND DOLLAR    N ZEAL     97717W216        724   31045SH                 SOLE                          31045
ZIMMER HLDGS INC                    COM        98956P102        976   16122SH                 SOLE                          16122

TOTAL                                                 $667727(x1000)
